LOANS - Textual (Details)	12 Months Ended
Dec. 31, 2018
Vehicles and computer equipment [Member]
Disclosure of loans and receivables [Line Items]
Borrowings, maturity	36 and 60
Machinery and equipments [Member]
Disclosure of loans and receivables [Line Items]
Borrowings, maturity	60 to 120
Housing leasing [Member]
Disclosure of loans and receivables [Line Items]
Borrowings, maturity	120 to 240